Condensed Consolidated Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Class A [Member]
Common Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	500,000,000
Common Stock, Shares Issued	66,145,695	58,098,908	1,443,017
Common Stock, Shares Outstanding	66,145,695	58,098,908	1,443,017
Common Class B [Member]
Common Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,707,093	1,707,093	1,707,093
Common Stock, Shares Issued	1,538,872	1,538,872	1,538,872
Common Stock, Shares Outstanding	1,538,872	1,538,872	1,538,872